UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.8	$ 0.8
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	14,167,316	1,362,583
Common Stock, Shares, Outstanding	14,167,316	1,362,583
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.8	$ 0.8
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	400,000	0
Common Stock, Shares, Outstanding	400,000	0